CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Operating Expenses:
Research and development costs	$ 5,443,105	$ 1,001,180	$ 6,942,648	$ 2,556,130
General and administrative expenses	2,076,795	310,833	4,429,230	410,512
Total Operating Expenses	7,519,900	1,312,013	11,371,878	2,966,642
Loss from Operations	(7,519,900)	(1,312,013)	(11,371,878)	(2,966,642)
Other Income (Expense):
Interest income	17,307	0	48,111	0
Changes in fair value of option/warrant liabilities	976,452	0	1,680,787	0
Foreign currency exchange gains/(losses)	87,210	(22)	241,641	(37,623)
Interest expense	0	(2,613)	0	(7,169)
Other expenses	(12,447)	(26,120)	(35,423)	(26,120)
Total Other Income (Expense)	1,068,522	(28,755)	1,935,116	(70,912)
Net Loss	(6,451,378)	(1,340,768)	(9,436,762)	(3,037,554)
Other Comprehensive Income (Loss):
Foreign Currency Translation Adjustment	(155,409)	21,219	(348,353)	45,074
Comprehensive Loss	$ (6,606,787)	$ (1,319,549)	$ (9,785,115)	$ (2,992,480)
Loss per common share (basic and diluted)	$ (0.005)	$ (0.002)	$ (0.008)	$ (0.004)
Weighted average common shares (basic and diluted)	1,177,693,383	722,345,600	1,177,693,383	722,345,600